Calvert
VP S&P 500® Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 95.4%

Security	Shares	Value
Aerospace & Defense — 1.6%
Boeing Co. (The)(1)	7,638	$ 1,945,551
General Dynamics Corp.	3,209	582,626
Howmet Aerospace, Inc.(1)	5,401	173,534
Huntington Ingalls Industries, Inc.	647	133,185
L3Harris Technologies, Inc.	2,845	576,625
Lockheed Martin Corp.	3,411	1,260,365
Northrop Grumman Corp.	2,146	694,531
Raytheon Technologies Corp.	21,029	1,624,911
Teledyne Technologies, Inc.(1)	537	222,130
Textron, Inc.	3,141	176,147
TransDigm Group, Inc.(1)	773	454,462
		$7,844,067
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	1,852	$176,736
Expeditors International of Washington, Inc.	2,344	252,425
FedEx Corp.	3,375	958,635
United Parcel Service, Inc., Class B	9,958	1,692,761
		$3,080,557
Airlines — 0.3%
Alaska Air Group, Inc.(1)	1,813	$125,478
American Airlines Group, Inc.(1)	8,946	213,809
Delta Air Lines, Inc.(1)	8,832	426,409
Southwest Airlines Co.(1)	8,175	499,165
United Airlines Holdings, Inc.(1)	4,451	256,111
		$1,520,972
Auto Components — 0.1%
Aptiv PLC(1)	3,737	$515,332
BorgWarner, Inc.	3,308	153,359
		$668,691
Automobiles — 1.8%
Ford Motor Co.(1)	54,082	$662,505
General Motors Co.(1)	17,548	1,008,308
Tesla, Inc.(1)	10,697	7,144,847
		$8,815,660
Banks — 4.3%
Bank of America Corp.	105,621	$4,086,477
Citigroup, Inc.	28,887	2,101,529
Citizens Financial Group, Inc.	6,148	271,434
Comerica, Inc.	2,132	152,950
Security	Shares	Value
Banks (continued)
Fifth Third Bancorp	10,114	$ 378,769
First Republic Bank	2,531	422,044
Huntington Bancshares, Inc.	14,078	221,306
JPMorgan Chase & Co.	42,431	6,459,271
KeyCorp	14,207	283,856
M&T Bank Corp.	1,842	279,266
People's United Financial, Inc.	6,514	116,601
PNC Financial Services Group, Inc. (The)	5,868	1,029,306
Regions Financial Corp.	13,831	285,748
SVB Financial Group(1)	754	372,220
Truist Financial Corp.	18,644	1,087,318
U.S. Bancorp	18,918	1,046,355
Wells Fargo & Co.	57,214	2,235,351
Zions Bancorp NA	2,515	138,224
		$20,968,025
Beverages — 1.4%
Brown-Forman Corp., Class B	2,656	$183,184
Coca-Cola Co. (The)	54,060	2,849,503
Constellation Brands, Inc., Class A	2,353	536,484
Molson Coors Beverage Co., Class B(1)	2,907	148,693
Monster Beverage Corp.(1)	5,116	466,016
PepsiCo, Inc.	19,093	2,700,705
		$6,884,585
Biotechnology — 1.7%
AbbVie, Inc.	24,439	$2,644,789
Alexion Pharmaceuticals, Inc.(1)	3,043	465,305
Amgen, Inc.	7,993	1,988,739
Biogen, Inc.(1)	2,108	589,713
Gilead Sciences, Inc.	17,391	1,123,980
Incyte Corp.(1)	2,708	220,079
Regeneron Pharmaceuticals, Inc.(1)	1,457	689,365
Vertex Pharmaceuticals, Inc.(1)	3,598	773,174
		$8,495,144
Building Products — 0.5%
A.O. Smith Corp.	2,122	$143,468
Allegion PLC	1,256	157,779
Carrier Global Corp.	11,309	477,466
Fortune Brands Home & Security, Inc.	2,113	202,468
Johnson Controls International PLC	9,968	594,790
Masco Corp.	3,559	213,184
Trane Technologies PLC	3,300	546,348
		$2,335,503

Calvert
VP S&P 500® Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets — 2.7%
Ameriprise Financial, Inc.	1,616	$ 375,639
Bank of New York Mellon Corp. (The)	11,166	528,040
BlackRock, Inc.	1,965	1,481,531
Cboe Global Markets, Inc.	1,484	146,456
Charles Schwab Corp. (The)	20,711	1,349,943
CME Group, Inc.	4,968	1,014,615
Franklin Resources, Inc.	3,777	111,799
Goldman Sachs Group, Inc. (The)	4,762	1,557,174
Intercontinental Exchange, Inc.	7,774	868,200
Invesco, Ltd.	5,436	137,096
MarketAxess Holdings, Inc.	552	274,852
Moody's Corp.	2,227	665,005
Morgan Stanley(2)	20,768	1,612,843
MSCI, Inc.	1,143	479,237
Nasdaq, Inc.	1,596	235,346
Northern Trust Corp.	3,028	318,273
Raymond James Financial, Inc.	1,696	207,862
S&P Global, Inc.	3,331	1,175,410
State Street Corp.	4,869	409,045
T. Rowe Price Group, Inc.	3,155	541,398
		$13,489,764
Chemicals — 1.8%
Air Products & Chemicals, Inc.	3,062	$861,463
Albemarle Corp.	1,691	247,072
Celanese Corp.	1,679	251,531
CF Industries Holdings, Inc.	2,962	134,416
Corteva, Inc.	10,297	480,046
Dow, Inc.	10,313	659,413
DuPont de Nemours, Inc.	7,451	575,813
Eastman Chemical Co.	1,880	207,026
Ecolab, Inc.	3,442	736,829
FMC Corp.	1,790	197,992
International Flavors & Fragrances, Inc.	3,442	480,538
Linde PLC	7,236	2,027,093
LyondellBasell Industries NV, Class A	3,561	370,522
Mosaic Co. (The)	5,276	166,774
PPG Industries, Inc.	3,279	492,702
Sherwin-Williams Co. (The)	1,116	823,619
		$8,712,849
Commercial Services & Supplies — 0.4%
Cintas Corp.	1,221	$416,739
Copart, Inc.(1)	3,023	328,328
Republic Services, Inc.	3,025	300,534
Rollins, Inc.	3,334	114,756
Security	Shares	Value
Commercial Services & Supplies (continued)
Waste Management, Inc.	5,388	$ 695,160
		$ 1,855,517
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	793	$ 239,399
Cisco Systems, Inc.	58,837	3,042,461
F5 Networks, Inc.(1)	853	177,953
Juniper Networks, Inc.	4,542	115,049
Motorola Solutions, Inc.	2,339	439,849
		$4,014,711
Construction & Engineering — 0.0%(3)
Quanta Services, Inc.	1,915	$168,482
		$168,482
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	906	$304,253
Vulcan Materials Co.	1,928	325,350
		$629,603
Consumer Finance — 0.6%
American Express Co.	9,031	$1,277,345
Capital One Financial Corp.	6,356	808,674
Discover Financial Services	4,244	403,137
Synchrony Financial	7,804	317,311
		$2,806,467
Containers & Packaging — 0.3%
Amcor PLC	22,821	$266,549
Avery Dennison Corp.	1,149	211,014
Ball Corp.	4,538	384,550
International Paper Co.	5,662	306,144
Packaging Corp. of America	1,312	176,438
Sealed Air Corp.	2,451	112,305
WestRock Co.	3,971	206,691
		$1,663,691
Distributors — 0.1%
Genuine Parts Co.	1,998	$230,949
LKQ Corp.(1)	3,862	163,478
Pool Corp.	557	192,299
		$586,726
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(1)	26,518	$6,774,553
		$6,774,553

Calvert
VP S&P 500® Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	98,700	$ 2,987,649
Lumen Technologies, Inc.	14,367	191,799
Verizon Communications, Inc.	57,680	3,354,092
		$ 6,533,540
Electric Utilities — 1.6%
Alliant Energy Corp.	3,804	$ 206,025
American Electric Power Co., Inc.	6,873	582,143
Duke Energy Corp.	10,688	1,031,713
Edison International	5,507	322,710
Entergy Corp.	2,775	276,029
Evergy, Inc.	3,141	186,984
Eversource Energy	4,747	411,043
Exelon Corp.	13,512	591,015
FirstEnergy Corp.	7,518	260,799
NextEra Energy, Inc.	27,124	2,050,846
NRG Energy, Inc.	3,807	143,638
Pinnacle West Capital Corp.	1,764	143,501
PPL Corp.	11,186	322,604
Southern Co. (The)	14,623	908,966
Xcel Energy, Inc.	7,645	508,469
		$7,946,485
Electrical Equipment — 0.5%
AMETEK, Inc.	3,191	$407,586
Eaton Corp. PLC	5,509	761,785
Emerson Electric Co.	8,304	749,187
Generac Holdings, Inc.(1)	870	284,881
Rockwell Automation, Inc.	1,608	426,828
		$2,630,267
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	8,292	$547,023
CDW Corp.	2,030	336,473
Corning, Inc.	10,634	462,685
FLIR Systems, Inc.	1,816	102,550
IPG Photonics Corp.(1)	547	115,384
Keysight Technologies, Inc.(1)	2,696	386,606
TE Connectivity, Ltd.	4,579	591,195
Trimble, Inc.(1)	3,700	287,823
Zebra Technologies Corp., Class A(1)	776	376,500
		$3,206,239
Energy Equipment & Services — 0.2%
Baker Hughes Co.	10,065	$217,505
Halliburton Co.	12,862	276,018
Security	Shares	Value
Energy Equipment & Services (continued)
NOV, Inc.(1)	5,692	$ 78,094
Schlumberger NV	19,351	526,154
		$ 1,097,771
Entertainment — 2.0%
Activision Blizzard, Inc.	10,722	$ 997,146
Electronic Arts, Inc.	3,981	538,908
Live Nation Entertainment, Inc.(1)	2,180	184,537
Netflix, Inc.(1)	6,169	3,218,120
Take-Two Interactive Software, Inc.(1)	1,633	288,551
Walt Disney Co. (The)(1)	25,282	4,665,035
		$9,892,297
Equity Real Estate Investment Trusts (REITs) — 2.3%
Alexandria Real Estate Equities, Inc.	1,794	$294,754
American Tower Corp.	6,150	1,470,219
AvalonBay Communities, Inc.	1,931	356,289
Boston Properties, Inc.	1,962	198,672
Crown Castle International Corp.	5,969	1,027,444
Digital Realty Trust, Inc.	3,977	560,121
Duke Realty Corp.	5,412	226,925
Equinix, Inc.	1,236	839,973
Equity Residential	4,862	348,265
Essex Property Trust, Inc.	899	244,384
Extra Space Storage, Inc.	1,880	249,194
Federal Realty Investment Trust	971	98,508
Healthpeak Properties, Inc.	7,455	236,622
Host Hotels & Resorts, Inc.(1)	10,149	171,011
Iron Mountain, Inc.	4,419	163,547
Kimco Realty Corp.	6,223	116,681
Mid-America Apartment Communities, Inc.	1,664	240,215
Prologis, Inc.	10,234	1,084,804
Public Storage	2,105	519,430
Realty Income Corp.	5,107	324,295
Regency Centers Corp.	2,413	136,841
SBA Communications Corp.	1,513	419,933
Simon Property Group, Inc.	4,546	517,198
UDR, Inc.	4,285	187,940
Ventas, Inc.	5,391	287,556
Vornado Realty Trust	2,404	109,118
Welltower, Inc.	5,776	413,735
Weyerhaeuser Co.	10,860	386,616
		$11,230,290
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	6,126	$2,159,292

Calvert
VP S&P 500® Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food & Staples Retailing (continued)
Kroger Co. (The)	10,537	$ 379,227
Sysco Corp.	7,064	556,219
Walgreens Boots Alliance, Inc.	9,925	544,883
Walmart, Inc.	19,186	2,606,034
		$ 6,245,655
Food Products — 0.9%
Archer-Daniels-Midland Co.	7,728	$ 440,496
Campbell Soup Co.	2,841	142,817
Conagra Brands, Inc.	6,762	254,251
General Mills, Inc.	8,462	518,890
Hershey Co. (The)	2,028	320,748
Hormel Foods Corp.(4)	4,045	193,270
JM Smucker Co. (The)	1,517	191,946
Kellogg Co.	3,660	231,678
Kraft Heinz Co. (The)	9,199	367,960
Lamb Weston Holdings, Inc.	2,129	164,955
McCormick & Co., Inc.	3,618	322,581
Mondelez International, Inc., Class A	19,543	1,143,852
Tyson Foods, Inc., Class A	4,175	310,203
		$4,603,647
Gas Utilities — 0.0%(3)
Atmos Energy Corp.	1,947	$192,461
		$192,461
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	24,667	$2,956,093
ABIOMED, Inc.(1)	657	209,406
Align Technology, Inc.(1)	997	539,905
Baxter International, Inc.	6,990	589,537
Becton, Dickinson and Co.	4,021	977,706
Boston Scientific Corp.(1)	19,613	758,043
Cooper Cos., Inc. (The)	706	271,168
Danaher Corp.	8,772	1,974,402
DENTSPLY SIRONA, Inc.	3,032	193,472
DexCom, Inc.(1)	1,331	478,348
Edwards Lifesciences Corp.(1)	8,643	722,901
Hologic, Inc.(1)	3,739	278,107
IDEXX Laboratories, Inc.(1)	1,182	578,364
Intuitive Surgical, Inc.(1)	1,629	1,203,733
Medtronic PLC	18,657	2,203,951
ResMed, Inc.	2,108	408,994
STERIS PLC	1,181	224,957
Stryker Corp.	4,530	1,103,417
Teleflex, Inc.	678	281,682
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Varian Medical Systems, Inc.(1)	1,271	$ 224,370
West Pharmaceutical Services, Inc.	1,049	295,587
Zimmer Biomet Holdings, Inc.	2,877	460,550
		$ 16,934,693
Health Care Providers & Services — 2.6%
AmerisourceBergen Corp., Class A	2,040	$ 240,863
Anthem, Inc.	3,389	1,216,482
Cardinal Health, Inc.	4,269	259,342
Centene Corp.(1)	8,049	514,412
Cigna Corp.	4,869	1,177,032
CVS Health Corp.	18,148	1,365,274
DaVita, Inc.(1)	1,160	125,013
HCA Healthcare, Inc.	3,669	691,019
Henry Schein, Inc.(1)	2,184	151,220
Humana, Inc.	1,783	747,523
Laboratory Corp. of America Holdings(1)	1,417	361,377
McKesson Corp.	2,200	429,088
Quest Diagnostics, Inc.	1,847	237,044
UnitedHealth Group, Inc.	13,163	4,897,557
Universal Health Services, Inc., Class B	1,192	159,001
		$12,572,247
Health Care Technology — 0.1%
Cerner Corp.	4,461	$320,657
		$320,657
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.(1)	567	$1,321,019
Caesars Entertainment, Inc.(1)	2,882	252,031
Carnival Corp.(1)	10,821	287,189
Chipotle Mexican Grill, Inc.(1)	389	552,699
Darden Restaurants, Inc.	1,894	268,948
Domino's Pizza, Inc.	573	210,744
Expedia Group, Inc.(1)	1,930	332,192
Hilton Worldwide Holdings, Inc.(1)	3,842	464,575
Las Vegas Sands Corp.(1)	4,722	286,909
Marriott International, Inc., Class A(1)	3,682	545,341
McDonald's Corp.	10,318	2,312,676
MGM Resorts International	5,684	215,935
Norwegian Cruise Line Holdings, Ltd.(1)	5,240	144,572
Penn National Gaming, Inc.(1)	2,057	215,656
Royal Caribbean Cruises, Ltd.(1)	3,030	259,398
Starbucks Corp.	16,293	1,780,336
Wynn Resorts, Ltd.(1)	1,413	177,148

Calvert
VP S&P 500® Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	4,153	$ 449,271
		$ 10,076,639
Household Durables — 0.4%
D.R. Horton, Inc.	4,580	$ 408,170
Garmin, Ltd.	2,068	272,666
Leggett & Platt, Inc.	2,147	98,010
Lennar Corp., Class A	3,799	384,573
Mohawk Industries, Inc.(1)	816	156,925
Newell Brands, Inc.	5,791	155,083
NVR, Inc.(1)	49	230,835
PulteGroup, Inc.	3,932	206,194
Whirlpool Corp.	869	191,484
		$2,103,940
Household Products — 1.4%
Church & Dwight Co., Inc.	3,392	$296,291
Clorox Co. (The)	1,834	353,742
Colgate-Palmolive Co.	11,744	925,779
Kimberly-Clark Corp.	4,678	650,476
Procter & Gamble Co. (The)	34,079	4,615,319
		$6,841,607
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	9,677	$259,440
		$259,440
Industrial Conglomerates — 1.2%
3M Co.	8,014	$1,544,137
General Electric Co.	121,343	1,593,234
Honeywell International, Inc.	9,625	2,089,299
Roper Technologies, Inc.	1,452	585,650
		$5,812,320
Insurance — 1.8%
Aflac, Inc.	8,863	$453,608
Allstate Corp. (The)	4,192	481,661
American International Group, Inc.	11,968	553,041
Aon PLC, Class A	3,127	719,554
Arthur J. Gallagher & Co.	2,798	349,106
Assurant, Inc.	863	122,348
Chubb, Ltd.	6,231	984,311
Cincinnati Financial Corp.	2,075	213,912
Everest Re Group, Ltd.	624	154,633
Globe Life, Inc.	1,401	135,379
Hartford Financial Services Group, Inc. (The)	4,948	330,477
Security	Shares	Value
Insurance (continued)
Lincoln National Corp.	2,497	$ 155,488
Loews Corp.	3,141	161,071
Marsh & McLennan Cos., Inc.	7,033	856,619
MetLife, Inc.	10,404	632,459
Principal Financial Group, Inc.	3,509	210,400
Progressive Corp. (The)	8,106	775,015
Prudential Financial, Inc.	5,494	500,503
Travelers Cos., Inc. (The)	3,491	525,046
Unum Group	3,122	86,885
Willis Towers Watson PLC	1,785	408,551
WR Berkley Corp.	2,151	162,078
		$8,972,145
Interactive Media & Services — 5.6%
Alphabet, Inc., Class A(1)	4,192	$8,646,084
Alphabet, Inc., Class C(1)	4,019	8,313,824
Facebook, Inc., Class A(1)	33,525	9,874,118
Twitter, Inc.(1)	11,046	702,857
		$27,536,883
Internet & Direct Marketing Retail — 3.9%
Amazon.com, Inc.(1)	5,964	$18,453,093
eBay, Inc.	8,946	547,853
Etsy, Inc.(1)	1,825	368,048
		$19,368,994
IT Services — 4.9%
Accenture PLC, Class A	8,778	$2,424,923
Akamai Technologies, Inc.(1)	2,259	230,192
Automatic Data Processing, Inc.	5,922	1,116,119
Broadridge Financial Solutions, Inc.	1,682	257,514
Cognizant Technology Solutions Corp., Class A	7,343	573,635
DXC Technology Co.(1)	3,898	121,852
Fidelity National Information Services, Inc.	8,596	1,208,684
Fiserv, Inc.(1)	7,968	948,511
FleetCor Technologies, Inc.(1)	1,213	325,848
Gartner, Inc.(1)	1,228	224,171
Global Payments, Inc.	4,086	823,656
International Business Machines Corp.	12,367	1,648,026
Jack Henry & Associates, Inc.	1,053	159,761
MasterCard, Inc., Class A	12,199	4,343,454
Paychex, Inc.	4,442	435,405
PayPal Holdings, Inc.(1)	16,308	3,960,235
VeriSign, Inc.(1)	1,461	290,388
Visa, Inc., Class A	23,583	4,993,229

Calvert
VP S&P 500® Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Western Union Co. (The)	5,687	$ 140,241
		$ 24,225,844
Leisure Products — 0.0%(3)
Hasbro, Inc.	1,949	$ 187,338
		$ 187,338
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	4,217	$ 536,149
Bio-Rad Laboratories, Inc., Class A(1)	313	178,776
Illumina, Inc.(1)	2,019	775,417
IQVIA Holdings, Inc.(1)	2,647	511,242
Mettler-Toledo International, Inc.(1)	324	374,444
PerkinElmer, Inc.	1,629	208,984
Thermo Fisher Scientific, Inc.	5,450	2,487,271
Waters Corp.(1)	881	250,354
		$5,322,637
Machinery — 1.7%
Caterpillar, Inc.	7,547	$1,749,923
Cummins, Inc.	2,048	530,657
Deere & Co.	4,338	1,623,019
Dover Corp.	1,988	272,615
Fortive Corp.	4,906	346,560
IDEX Corp.	1,050	219,786
Illinois Tool Works, Inc.	3,988	883,422
Ingersoll Rand, Inc.(1)	5,449	268,145
Otis Worldwide Corp.	5,642	386,195
PACCAR, Inc.	4,801	446,109
Parker-Hannifin Corp.	1,786	563,358
Pentair PLC	2,420	150,815
Snap-on, Inc.	750	173,055
Stanley Black & Decker, Inc.	2,275	454,249
Westinghouse Air Brake Technologies Corp.	2,457	194,496
Xylem, Inc.	2,496	262,529
		$8,524,933
Media — 1.3%
Charter Communications, Inc., Class A(1)	1,957	$1,207,508
Comcast Corp., Class A	63,668	3,445,075
Discovery, Inc., Class A(1)	2,457	106,781
Discovery, Inc., Class C(1)	4,009	147,892
DISH Network Corp., Class A(1)	3,783	136,945
Fox Corp., Class A	4,627	167,081
Fox Corp., Class B	2,402	83,902
Interpublic Group of Cos., Inc. (The)	5,980	174,616
Security	Shares	Value
Media (continued)
News Corp., Class A	5,965	$ 151,690
News Corp., Class B	2,023	47,460
Omnicom Group, Inc.	3,092	229,272
ViacomCBS, Inc., Class B	8,174	368,647
		$ 6,266,869
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.(1)	20,185	$ 664,692
Newmont Corp.	11,076	667,550
Nucor Corp.	4,125	331,114
		$1,663,356
Multiline Retail — 0.5%
Dollar General Corp.	3,391	$687,085
Dollar Tree, Inc.(1)	3,422	391,682
Target Corp.	6,932	1,373,021
		$2,451,788
Multi-Utilities — 0.8%
Ameren Corp.	3,597	$292,652
CenterPoint Energy, Inc.	7,634	172,910
CMS Energy Corp.	4,166	255,043
Consolidated Edison, Inc.	4,978	372,354
Dominion Energy, Inc.	11,150	846,954
DTE Energy Co.	2,816	374,922
NiSource, Inc.	6,095	146,951
Public Service Enterprise Group, Inc.	6,990	420,868
Sempra Energy	4,197	556,438
WEC Energy Group, Inc.	4,365	408,520
		$3,847,612
Oil, Gas & Consumable Fuels — 2.5%
APA Corp.	6,135	$109,816
Cabot Oil & Gas Corp.	6,455	121,225
Chevron Corp.	26,835	2,812,040
ConocoPhillips	18,749	993,135
Devon Energy Corp.	8,657	189,155
Diamondback Energy, Inc.	2,420	177,846
EOG Resources, Inc.	8,076	585,752
Exxon Mobil Corp.	58,929	3,290,006
Hess Corp.	3,781	267,544
HollyFrontier Corp.	2,183	78,108
Kinder Morgan, Inc.	26,943	448,601
Marathon Oil Corp.	12,106	129,292
Marathon Petroleum Corp.	9,013	482,105
Occidental Petroleum Corp.	11,898	316,725

Calvert
VP S&P 500® Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.	6,158	$ 311,964
Phillips 66	6,045	492,909
Pioneer Natural Resources Co.	2,847	452,161
Valero Energy Corp.	5,654	404,826
Williams Cos., Inc. (The)	16,798	397,945
		$ 12,061,155
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	3,216	$ 935,374
		$935,374
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	31,007	$1,957,472
Catalent, Inc.(1)	2,511	264,434
Eli Lilly & Co.	11,009	2,056,701
Johnson & Johnson	36,549	6,006,828
Merck & Co., Inc.	35,268	2,718,810
Perrigo Co. PLC	2,125	85,999
Pfizer, Inc.	77,191	2,796,630
Viatris, Inc.(1)	17,553	245,215
Zoetis, Inc.	6,576	1,035,589
		$17,167,678
Professional Services — 0.4%
Equifax, Inc.	1,770	$320,600
IHS Markit, Ltd.	5,159	499,288
Jacobs Engineering Group, Inc.	1,800	232,686
Leidos Holdings, Inc.	1,946	187,361
Nielsen Holdings PLC	5,471	137,596
Robert Half International, Inc.	1,669	130,299
Verisk Analytics, Inc.	2,253	398,082
		$1,905,912
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	4,644	$367,387
		$367,387
Road & Rail — 1.0%
CSX Corp.	10,553	$1,017,520
J.B. Hunt Transport Services, Inc.	1,201	201,852
Kansas City Southern	1,329	350,749
Norfolk Southern Corp.	3,486	936,061
Old Dominion Freight Line, Inc.	1,400	336,574
Union Pacific Corp.	9,270	2,043,201
		$4,885,957
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.(1)	16,771	$ 1,316,523
Analog Devices, Inc.	5,105	791,683
Applied Materials, Inc.	12,700	1,696,720
Broadcom, Inc.	5,690	2,638,225
Enphase Energy, Inc.(1)	1,860	301,618
Intel Corp.	56,555	3,619,520
KLA Corp.	2,132	704,413
Lam Research Corp.	1,978	1,177,385
Maxim Integrated Products, Inc.	3,889	355,338
Microchip Technology, Inc.	3,696	573,693
Micron Technology, Inc.(1)	15,482	1,365,667
Monolithic Power Systems, Inc.	620	218,990
NVIDIA Corp.	8,635	4,610,486
NXP Semiconductors NV	3,834	771,938
Qorvo, Inc.(1)	1,619	295,791
QUALCOMM, Inc.	15,722	2,084,580
Skyworks Solutions, Inc.	2,282	418,701
Teradyne, Inc.	2,357	286,800
Texas Instruments, Inc.	12,736	2,406,977
Xilinx, Inc.	3,401	421,384
		$26,056,432
Software — 7.9%
Adobe, Inc.(1)	6,674	$3,172,619
ANSYS, Inc.(1)	1,250	424,450
Autodesk, Inc.(1)	3,043	843,367
Cadence Design Systems, Inc.(1)	3,861	528,918
Citrix Systems, Inc.	1,702	238,893
Fortinet, Inc.(1)	1,913	352,796
Intuit, Inc.	3,790	1,451,797
Microsoft Corp.	105,105	24,780,606
NortonLifeLock, Inc.	8,727	185,536
Oracle Corp.	25,669	1,801,194
Paycom Software, Inc.(1)	713	263,853
salesforce.com, inc.(1)	12,801	2,712,148
ServiceNow, Inc.(1)	2,714	1,357,299
Synopsys, Inc.(1)	2,109	522,568
Tyler Technologies, Inc.(1)	587	249,199
		$38,885,243
Specialty Retail — 2.2%
Advance Auto Parts, Inc.	987	$181,105
AutoZone, Inc.(1)	307	431,120
Best Buy Co., Inc.	3,189	366,129
CarMax, Inc.(1)	2,249	298,352
Gap, Inc. (The)(1)	3,143	93,599

Calvert
VP S&P 500® Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Home Depot, Inc. (The)	14,975	$ 4,571,119
L Brands, Inc.(1)	3,233	199,993
Lowe's Cos., Inc.	10,117	1,924,051
O'Reilly Automotive, Inc.(1)	972	493,047
Ross Stores, Inc.	4,927	590,797
TJX Cos., Inc. (The)	16,616	1,099,148
Tractor Supply Co.	1,654	292,890
Ulta Beauty, Inc.(1)	809	250,119
		$10,791,469
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	219,908	$26,861,762
Hewlett Packard Enterprise Co.	18,725	294,732
HP, Inc.	17,334	550,354
NetApp, Inc.	3,171	230,437
Seagate Technology PLC	2,780	213,365
Western Digital Corp.(1)	4,456	297,438
		$28,448,088
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.	5,429	$106,788
NIKE, Inc., Class B	17,597	2,338,465
PVH Corp.(1)	1,085	114,685
Ralph Lauren Corp., Class A(1)	811	99,883
Tapestry, Inc.(1)	3,845	158,452
Under Armour, Inc., Class A(1)	2,891	64,065
Under Armour, Inc., Class C(1)	3,507	64,739
VF Corp.	4,653	371,868
		$3,318,945
Tobacco — 0.7%
Altria Group, Inc.	25,723	$1,315,989
Philip Morris International, Inc.	21,552	1,912,524
		$3,228,513
Trading Companies & Distributors — 0.2%
Fastenal Co.	7,949	$399,676
United Rentals, Inc.(1)	1,024	337,213
W.W. Grainger, Inc.	609	244,166
		$981,055
Water Utilities — 0.1%
American Water Works Co., Inc.	2,637	$395,339
		$395,339
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(1)	8,084	$ 1,012,844
		$ 1,012,844
Total Common Stocks (identified cost $166,261,068)		$468,625,552

Exchange-Traded Funds — 1.9%

Security	Shares	Value
SPDR S&P 500 ETF Trust(4)	23,000	$ 9,115,590
Total Exchange-Traded Funds (identified cost $8,939,620)		$ 9,115,590

Short-Term Investments — 2.8%
Other — 2.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(5)	12,903,098	$ 12,904,388
Total Other (identified cost $12,904,388)		$ 12,904,388
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 2/24/22(6)	$1,000	$ 999,543
Total U.S. Treasury Obligations (identified cost $999,383)		$ 999,543
Total Short-Term Investments (identified cost $13,903,771)		$ 13,903,931
Total Investments — 100.1% (identified cost $189,104,459)		$491,645,073
Other Assets, Less Liabilities — (0.1)%		$ (384,964)
Net Assets — 100.0%		$491,260,109

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Represents an investment in an issuer that is deemed to be an affiliate effective March 1, 2021.
(3)	Amount is less than 0.05%.

Calvert
VP S&P 500® Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

(4)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $9,215,745 and the total market value of the collateral received by the Fund was $9,408,556, comprised of U.S. government and/or agencies securities.
(5)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	72	Long	6/18/21	$14,282,640	$175,310
					$175,310
At March 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2021, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At March 31, 2021, the value of the Fund’s investment in affiliated issuers and funds was $14,517,231, which represents 3.0% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stocks
Morgan Stanley(1)	$ —	$ 19,756	$ (72,315)	$ —	$16,413	$ 1,612,843	$ —	20,768
Short-Term Investments
Calvert Cash Reserves Fund, LLC	11,649,985	23,394,460	(22,140,057)	—	—	12,904,388	1,570	12,903,098
Totals				$ —	$16,413	$14,517,231	$1,570

(1)	Affiliated issuer as of March 1, 2021.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
VP S&P 500® Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$468,625,552(1)	$ —	$ —	$468,625,552
Exchange-Traded Funds	9,115,590	—	—	9,115,590
Short-Term Investments:
Other	—	12,904,388	—	12,904,388
U.S. Treasury Obligations	—	999,543	—	999,543
Total Investments	$477,741,142	$13,903,931	$ —	$491,645,073
Futures Contracts	$175,310	$ —	$ —	$175,310
Total	$477,916,452	$13,903,931	$ —	$491,820,383

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.